UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  028-12848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Irene March
Title:  Chief Financial Officer
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Irene March
---------------
Irene March                   New York, New York                        11/16/09
[Signature]                   [City, State]                             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             18

Form 13F Information Table Value Total:     $3,133,016
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----


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

                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-   COM        00764X103           519     3,459,459   SH                Sole           n/a     3,459,459
CEUTICALS INC

AMYLIN PHARMA-     COM        032346108       177,577    12,971,328   SH                Sole           n/a    12,971,328
CEUTICALS INC

BIOGEN IDEC INC    COM        09062X103       649,698    12,860,205   SH                Sole           n/a    12,860,205

BLOCKBUSTER INC    CL A       093679108        11,261    10,523,840   SH                Sole           n/a    10,523,840

BLOCKBUSTER INC    CL B       093679207         2,672     4,452,905   SH                Sole           n/a     4,452,905

CYBERONICS INC     COM        23251P102        33,601     2,107,972   SH                Sole           n/a     2,107,972

ENZON PHARMA-      COM        293904108        23,239     2,816,861   SH                Sole           n/a     2,816,861
CEUTICALS INC

EXELIXIS INC       COM        30161Q104        15,038     2,357,110   SH                Sole           n/a     2,357,110

FOREST LABS INC    COM        345838106        29,440     1,000,000   SH                Sole           n/a     1,000,000

GENZYME CORP       COM        372917104        82,304     1,450,800   SH                Sole           n/a     1,450,800

LIONS GATE         COM        535919203       108,015    16,592,200   SH                Sole           n/a    16,592,200
ENTMNT CORP        NEW

LIONS GATE          NOTE      535919AF1           836       923,200   PRN               Sole           n/a       923,200
ENTMNT CORP        2.938%

MOTOROLA INC       COM        620076109     1,029,000   119,790,447   SH                Sole           n/a   119,790,447

PROSHARES TR     PSHS REAL    74347R552           256        26,400   SH                Sole           n/a        26,400
                   ESTAT

REGENERON PHARMA-  COM        75886F107        48,404     2,508,001   SH                Sole           n/a     2,508,001
CEUTICALS

TAKE-TWO INTER-    COM        874054109        22,503     2,007,445   SH                Sole           n/a     2,007,445
ACTIVE SOFTWARE
INC

WENDYS ARBYS       COM        950587105         3,044       643,590   SH                Sole           n/a       643,590
GROUP INC

YAHOO INC          COM        984332106       895,609    50,286,858   SH                Sole           n/a    50,286,858


                   TOTAL                   $3,133,016

